UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2014




[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

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       SEMIANNUAL REPORT
       USAA TOTAL RETURN STRATEGY FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JUNE 30, 2014

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

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PRESIDENT'S MESSAGE

"...[W]E HAVE BELIEVED FOR SOME TIME THE
ECONOMIC RECOVERY WILL BE MORE GRADUAL              [PHOTO OF BROOKS ENGLEHARDT]
THAN THE MARKET'S INITIAL EXPECTATIONS."

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AUGUST 2014

The six-month reporting period was a reminder that nothing should be taken for granted, especially when it comes to the economy and financial markets. In January 2014, when the six-month period began, many observers anticipated U.S. economic growth of more than 3% in 2014. Interest rates were expected to rise once the U.S. Federal Reserve (the Fed) began tapering (or reducing) its quantitative easing (QE) asset purchases. The equity market was expected to become more volatile, as Fed tapering continued. Instead, stock market volatility remained low, interest rates fell, and U.S. economic growth slowed.

At USAA Asset Management Company, we have believed for some time the economic recovery will be more gradual than the market's initial expectations. Indeed, economic growth disappointed many during the reporting period, contracting by 2.9% in the first quarter of 2014. Some attributed the deceleration to the extreme winter weather, but we are not entirely convinced. For example, in Canada, where the winter weather was equally harsh, economic growth remained positive. In the second quarter, economic growth appeared to pick up - manufacturing data and construction spending improved, for example - suggesting the economy was getting healthier. Nevertheless, we believe that gross domestic product growth for 2014 is likely to fall short of the market's expectations at the beginning of the year.

At the same time, inflationary pressures are increasing. The Fed has a long-stated inflation target of 2%. By many measures, inflation is at or near that range. If inflation continues to rise, the Fed may taper its QE asset purchases more aggressively.

Meanwhile, the U.S. stock market generated positive returns during the reporting period, with little to no increase in market volatility. International stocks also generated positive returns. We remain concerned, and are also

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

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uncertain, if the improving economy can generate the revenue and earnings growth needed to justify current valuations and serve as a foundation for future price gains. Valuations will continue to rise, in our opinion, if economic growth accelerates and profit margins can maintain their current levels. If growth stalls and profit margins decrease, earnings may disappoint and stocks may trim their gains. Based on fundamental valuation at the time of this writing, we are more optimistic about the near-term prospects for international stocks than for U.S. stocks.

As for interest rates, they declined after the Fed started tapering its QE asset purchases. By the end of the reporting period, the Fed - which had bought $85 billion of U.S. Treasury securities and mortgage-backed securities every month during 2013 - had cut its asset purchases by more than half, with $35 billion slated for purchase in July 2014. Longer-term interest rates, which had been expected to increase, dropped and bond prices (which tend to move inversely with rates) increased. We have long believed that, while interest rates would rise over the longer term, it would be at a much more gradual pace than the market was expecting.

In the months ahead, we will continue to monitor the direction of interest rates and central bank policy, as well as the financial markets, corporate earnings, economic trends, and other factors that could potentially affect your investments. Assuming the U.S. economy regains its footing and continues to strengthen, we expect the Fed to end its QE asset purchases by the end of 2014. We believe that other global central banks are likely to maintain their easy monetary policies, using rate cuts and/or asset purchases, to boost economic growth in their countries and to support their financial markets.

On behalf of everyone at USAA Asset Management Company, thank you for allowing us to help you manage your investments. We appreciate your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Asset Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER(S) COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        24

    Financial Statements                                                     26

    Notes to Financial Statements                                            29

EXPENSE EXAMPLE                                                              49

ADVISORY AGREEMENT(S)                                                        51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA TOTAL RETURN STRATEGY FUND (THE FUND) SEEKS CAPITAL APPRECIATION THROUGH THE USE OF A DYNAMIC ALLOCATION STRATEGY, ACROSS STOCKS, BONDS, AND CASH INSTRUMENTS.

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TYPES OF INVESTMENTS

In seeking to achieve its objective, the Fund's assets are invested pursuant to a dynamic asset allocation strategy, which allows the Fund's investment adviser to invest at any given time a portion or substantially all of the Fund's assets allocated to it in stocks or bonds, either directly or through the use of exchange-traded funds (ETFs), and/or cash equivalents, through direct investment in short-term, high-quality money market instruments or money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER(S) COMMENTARY ON THE FUND

USAA Asset Management Company

    JOHN P. TOOHEY, CFA*                              JULIANNE BASS, CFA*
    WASIF A. LATIF                                    TONY ERA

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o   HOW DID THE USAA TOTAL RETURN STRATEGY FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Institutional Shares. For the six-month reporting period ended June 30, 2014, the Fund Shares and Institutional Shares had a total return of 7.31% and 7.44%, respectively. This compares to a total return of 7.14% for the S&P 500(R) Index and 5.99% for the Lipper Flexible Portfolio Funds Index, each a benchmark of the Fund.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT FACTORS HELPED AND HURT FUND PERFORMANCE?

    The global financial markets delivered robust performance during the past six months and - in a notable shift from 2013 - the gains weren't primarily concentrated in U.S. stocks. Virtually all segments of the global stock and bond markets finished with a positive return, rewarding investors who maintained well-diversified portfolios. Although our primary focus is on generating long-term performance results through

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

    Refer to page 7 for benchmark definitions.

    *Per the prospectus dated May 1, 2014, this portfolio manager no longer is a co-manager of the Fund.

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2  | USAA TOTAL RETURN STRATEGY FUND

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    our research-driven strategy, our balanced approach was also well suited for the environment that characterized the first half of year.

    Our position in gold and gold stocks is a prime example of this long-term strategy at work. We maintained the Fund's allocation to gold through 2013 when it was underperforming, based on our belief that it represented a hedge against inflation within the context of a diversified portfolio. During the first half of 2014, gold - and especially gold stocks - staged a substantial rally as it became increasingly apparent that both the European Central Bank and the Bank of Japan were pursuing inflationary policies. We continue to see opportunity in this market segment, believing that gold offers an element of protection against policy errors by the world's central banks. In addition, we believe gold stocks may continue to feature attractive valuations relative to other asset classes.

    Similarly, the Fund's allocation to emerging market stocks, which we achieve via broad-based and individual-country exchange traded funds (ETFs), also recovered from its 2013 underperformance. Signs of stabilizing growth trends in large economies such as China, India, and Brazil led to renewed investor interest in this market segment. We believe the contribution made by our emerging markets allocation helps illustrate the value of holding on to a position when the fundamental story is positive and valuations are attractive. We continue to hold a sizeable position in the emerging markets, as we believe the asset class remains undervalued in light of the faster growth, lower government debt, and favorable demographics relative to the developed markets.

    The Fund's domestic stock allocation also added value in the first half of the year. The U.S. stock market delivered a healthy gain in the environment of improving economic growth and hearty investor risk appetites, and the Fund was positioned to benefit via its diverse portfolio of individual stocks and ETFs. Performance benefited from our decision to overweight large-cap stocks and underweight small-cap stocks, as large companies comfortably outperformed in the past six months. We believe valuations in the small-cap stock arena are stretched, and that the potential for improving U.S. growth is fully factored into prices.

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                                          MANAGER(S) COMMENTARY ON THE FUND |  3

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    We hold a modest allocation of just over 10% of assets to bonds and fixed-income ETFs, with an emphasis on intermediate- and longer-term debt. These positions were very helpful to performance, as longer-term debt performed exceptionally well during the first half of the year.

    Our allocation to developed-market international stocks also finished with a positive return, but it lagged the return of the U.S. market. We continue to favor the international markets over the United States, as we believe they offer more attractive valuations. Our international allocation is divided among broad-based ETFs, an ETF focused on the German stock market, and individual luxury-goods stocks.

    The Fund's option hedging strategy, which is designed to help cushion the impact of large stock market sell-offs, detracted from performance. We view the hedging strategy as a way to protect against the potential for unexpected volatility in the global stock markets, and we believe the substantial increase in U.S. stock market valuations warrants continued hedging in the portfolio. However, this aspect of our strategy was a headwind to performance given the market's robust rally in the first half of the year.

    On balance, however, our approach worked well during the past six months, and we see the portfolio as being well positioned for the environment we anticipate in the months ahead. We believe the Fund's strong first half is evidence that a long-term approach based on fundamentals and valuations, rather than one that seeks to react to short-term market developments, is the most effective strategy over time.

o   WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND FINANCIAL MARKETS?

    We believe the renewed strength in market segments that lagged in 2013 - such as bonds, gold stocks, and emerging market stocks - helps illustrate the value of our steady approach. Rather than trying to chase performance in whatever the "hot" market segment happens to be at any given time, we build well-diversified portfolios that are designed to outperform over the long haul.

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4  |USAA TOTAL RETURN STRATEGY FUND

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    While stocks and bonds both performed very well in the first half, investors now face the challenge of determining where the markets go from here. On the plus side, we see little on the horizon to disrupt key pillars of market performance, including the gradual economic expansion, favorable central bank policies, and the unattractive return potential of the lowest-risk investments. At the same time, it's important to keep in mind that the financial-market strength of the past five years has coincided with a massive expansion of the U.S. Federal Reserve's (the Fed) balance sheet. Now that the Fed is tapering (or reducing) its quantitative easing policy, it may become more difficult for the U.S. markets to maintain their upward trajectories.

    Despite this potential headwind, recent market performance indicates a high degree of complacency among investors. Additionally, U.S. stocks have moved to slightly overvalued levels. Together with the strong stock market return of the first half of the year - and indeed, the past five years - this raises the odds that the favorable performance trends of the first half may be vulnerable to unexpected developments.

    Our approach to this investment environment is to keep a close eye on the potential risks rather than attempting to chase incremental returns in market segments that no longer offer value. Instead, we continue to use our diversified, global approach to identify areas of the market that offer the combination of strong fundamentals and attractive valuations, while tilting away from those that no longer offer a compelling risk-return profile. We believe this long-term, value-driven methodology will be critical to generating outperformance in the second half of the year and beyond.

    Thank you for your investment in the Fund.

    As interest rates rise, existing bond prices generally fall. o ETFs are subject to risks similar to those of stocks. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile.
    Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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                                          MANAGER(S) COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA TOTAL RETURN STRATEGY FUND SHARES (FUND SHARES) (Ticker Symbol: USTRX)

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                                       6/30/14                      12/31/13
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Net Assets                          $106.8 Million               $105.3 Million
Net Asset Value Per Share              $9.53                         $8.95

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14
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    12/31/13 - 6/30/14*      1 YEAR         5 YEARS      SINCE INCEPTION 1/24/05

          7.31%              11.61%         6.53%                  1.96%


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                         EXPENSE RATIO AS OF 12/31/13**
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                                     1.45%


               (Includes acquired fund fees and expenses of 0.21%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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6  | USAA TOTAL RETURN STRATEGY FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                       LIPPER FLEXIBLE        USAA TOTAL RETURN
                   S&P 500 INDEX    PORTFOLIO FUNDS INDEX   STRATEGY FUND SHARES
 1/31/05           $10,000.00           $10,000.00              $10,000.00
 2/28/05            10,210.44            10,188.52               10,020.00
 3/31/05            10,029.64            10,007.72                9,854.00
 4/30/05             9,839.42             9,824.85                9,874.07
 5/31/05            10,152.49            10,051.58                9,884.10
 6/30/05            10,166.90            10,125.36                9,925.25
 7/31/05            10,545.00            10,449.34               10,096.37
 8/31/05            10,448.78            10,448.92                9,965.51
 9/30/05            10,533.41            10,600.57                9,998.75
10/31/05            10,357.81            10,455.83               10,018.93
11/30/05            10,749.57            10,706.71               10,039.11
12/31/05            10,753.25            10,806.95               10,043.95
 1/31/06            11,038.03            11,156.20               10,074.42
 2/28/06            11,067.98            11,108.49               10,104.89
 3/31/06            11,205.75            11,285.24               10,132.31
 4/30/06            11,356.22            11,412.27               10,163.01
 5/31/06            11,029.37            11,150.67               10,203.95
 6/30/06            11,044.32            11,138.94               10,237.82
 7/31/06            11,112.45            11,175.97               10,268.81
 8/31/06            11,376.85            11,373.16               10,310.14
 9/30/06            11,670.03            11,498.50               10,344.23
10/31/06            12,050.31            11,802.06               10,385.98
11/30/06            12,279.46            12,066.02               10,521.68
12/31/06            12,451.71            12,187.09               10,555.63
 1/31/07            12,640.03            12,331.83               10,692.86
 2/28/07            12,392.80            12,283.67               10,471.19
 3/31/07            12,531.41            12,399.00               10,537.71
 4/30/07            13,086.50            12,785.79               10,876.27
 5/31/07            13,543.15            13,073.50               11,204.26
 6/30/07            13,318.15            13,014.20               11,142.87
 7/31/07            12,905.23            12,882.48               11,005.04
 8/31/07            13,098.68            12,873.74               11,111.06
 9/30/07            13,588.55            13,381.17               11,428.12
10/31/07            13,804.70            13,737.37               11,523.97
11/30/07            13,227.57            13,412.18               11,172.50
12/31/07            13,135.81            13,353.40               11,051.97
 1/31/08            12,347.90            12,919.38               10,780.68
 2/29/08            11,946.77            12,837.69               10,698.12
 3/31/08            11,895.18            12,666.94               10,655.48
 4/30/08            12,474.52            13,124.02               11,022.50
 5/31/08            12,636.09            13,331.89               11,271.13
 6/30/08            11,570.83            12,733.00               10,853.18
 7/31/08            11,473.56            12,492.21               10,805.73
 8/31/08            11,639.52            12,449.51               10,948.07
 9/30/08            10,602.35            11,283.16               10,214.35
10/31/08             8,821.71             9,548.04                8,977.69
11/30/08             8,188.71             9,010.17                8,537.72
12/31/08             8,275.84             9,344.88                8,729.62
 1/31/09             7,578.30             8,948.31                8,245.31
 2/28/09             6,771.38             8,344.66                7,724.68
 3/31/09             7,364.52             8,897.56                8,045.34
 4/30/09             8,069.37             9,610.14                8,385.12
 5/31/09             8,520.72            10,222.11                8,809.83
 6/30/09             8,537.62            10,054.33                8,755.23
 7/31/09             9,183.38            10,872.60                9,095.24
 8/31/09             9,514.94            11,137.50                9,228.81
 9/30/09             9,870.00            11,609.76                9,400.03
10/31/09             9,686.64            11,428.59                9,351.45
11/30/09            10,267.68            11,916.10                9,655.07
12/31/09            10,466.00            12,070.54                9,798.67
 1/31/10            10,089.50            11,755.01                9,626.55
 2/28/10            10,402.05            11,958.61                9,798.67
 3/31/10            11,029.76            12,542.39               10,044.54
 4/30/10            11,203.89            12,733.39               10,056.85
 5/31/10            10,309.25            12,001.09                9,761.43
 6/30/10             9,769.58            11,610.53                9,379.83
 7/31/10            10,454.07            12,234.31                9,773.74
 8/31/10             9,982.13            11,943.20                9,441.38
 9/30/10            10,872.98            12,702.36                9,995.31
10/31/10            11,286.69            13,120.98               10,130.71
11/30/10            11,288.13            13,110.82               10,044.54
12/31/10            12,042.54            13,628.89               10,289.47
 1/31/11            12,327.96            13,913.64               10,400.50
 2/28/11            12,750.31            14,194.55               10,597.90
 3/31/11            12,755.38            14,259.07               10,647.25
 4/30/11            13,133.13            14,663.53               10,832.32
 5/31/11            12,984.47            14,536.36               10,770.63
 6/30/11            12,768.03            14,324.65               10,721.28
 7/31/11            12,508.40            14,209.16               10,585.57
 8/31/11            11,828.92            13,587.26               10,055.05
 9/30/11            10,997.36            12,674.89               9,635.58
10/31/11            12,199.29            13,727.93               10,129.08
11/30/11            12,172.34            13,517.98               10,289.47
12/31/11            12,296.85            13,471.21               10,182.31
 1/31/12            12,847.93            14,092.09               10,478.88
 2/29/12            13,403.50            14,535.79               10,676.59
 3/31/12            13,844.60            14,670.01               10,684.01
 4/30/12            13,757.70            14,634.73               10,684.01
 5/31/12            12,930.86            13,855.57               10,300.67
 6/30/12            13,463.64            14,245.41               10,628.80
 7/31/12            13,650.63            14,420.34               10,752.68
 8/31/12            13,958.08            14,716.96               11,025.22
 9/30/12            14,318.78            15,036.02               11,254.41
10/31/12            14,054.40            14,932.28               11,180.04
11/30/12            14,135.93            15,063.08               11,130.46
12/31/12            14,264.77            15,268.49               11,263.45
 1/31/13            15,003.62            15,737.52               11,487.48
 2/28/13            15,207.29            15,753.59               11,288.34
 3/31/13            15,777.61            16,016.29               11,419.03
 4/30/13            16,081.59            16,237.42               11,369.22
 5/31/13            16,457.77            16,230.26               11,219.78
 6/30/13            16,236.76            15,857.31               10,762.40
 7/31/13            17,062.96            16,436.22               10,949.46
 8/31/13            16,568.79            16,174.77               10,774.87
 9/30/13            17,088.38            16,743.12               10,982.33
10/31/13            17,873.89            17,215.95               11,219.72
11/30/13            18,418.58            17,379.74               11,144.75
12/31/13            18,884.86            17,642.04               11,193.43
 1/31/14            18,231.94            17,345.21               11,143.41
 2/28/14            19,065.94            18,002.21               11,581.14
 3/31/14            19,226.20            17,985.78               11,573.76
 4/30/14            19,368.32            18,013.22               11,661.63
 5/31/14            19,822.98            18,372.72               11,787.16
 6/30/14            20,232.47            18,699.42               12,011.42

                                   [END CHART]

                         Data from 1/31/05 to 6/30/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund Shares to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The unmanaged Lipper Flexible Portfolio Funds Index tracks the performance of the 30 largest funds within the Lipper Flexible Funds category, which includes funds that allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

*The performance of the S&P 500 Index and the Lipper Flexible Portfolio Funds Index is calculated from the end of the month, January 31, 2005, while the Fund Shares' inception date is January 24, 2005. There may be a slight variation of the performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA TOTAL RETURN STRATEGY FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UTRIX)

--------------------------------------------------------------------------------
                                  6/30/14                     12/31/13*
--------------------------------------------------------------------------------

Net Assets                      $98.6 Million                $85.3 Million
Net Asset Value Per Share          $9.53                        $8.95


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/14
--------------------------------------------------------------------------------
     12/31/13 - 6/30/14**                          SINCE INCEPTION 7/12/13**

            7.44%                                            9.98%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/13***
--------------------------------------------------------------------------------

                                      1.23%


               (Includes acquired fund fees and expenses of 0.21%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The Insitutional Shares commenced operations on July 12, 2013.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

8  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

                         o CUMULATIVE PERFORMANCE COMPARISON o

                      [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                         LIPPER FLEXIBLE     USAA TOTAL RETURN STRATEGY
                    S&P 500 INDEX     PORTFOLIO FUNDS INDEX   FUND INSTITUTIONAL SHARES
 7/31/2013           $10,000.00            $10,000.00              $10,000.00
 8/31/2013             9,710.38              9,840.93                9,851.94
 9/30/2013            10,014.90             10,186.72               10,051.11
10/31/2013            10,475.26             10,474.39               10,256.70
11/30/2013            10,794.48             10,574.05               10,188.17
12/31/2013            11,067.76             10,733.64               10,236.79
 1/31/2014            10,685.10             10,553.04               10,191.04
 2/28/2014            11,173.88             10,952.77               10,591.36
 3/31/2014            11,267.80             10,942.77               10,591.64
 4/30/2014            11,351.09             10,959.47               10,683.55
 5/31/2014            11,617.55             11,178.19               10,786.93
 6/30/2014            11,857.54             11,376.96               10,998.16

                                      [END CHART]

                             Data from 7/31/13 to 6/30/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund Institutional Shares to the Fund's benchmarks listed above (see page 7 for benchmark definitions).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees or expenses.

*The performance of the S&P 500 Index and the Lipper Flexible Portfolio Funds Index is calculated from the end of the month, July 31, 2013, while the Institutional Shares initially invested in securities on July 15, 2013. There may be a slight variation of the performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                          o TOP 10 EQUITY SECURITIES o
                                  AS OF 6/30/14
                                (% of Net Assets)

iShares TIPS Bond ETF*......................................................4.7%
iShares Core MSCI Emerging Markets ETF*.....................................4.6%
iShares 7-10 Year Treasury Bond ETF*........................................4.5%
iShares MSCI Germany ETF*...................................................4.1%
iShares MSCI EAFE ETF*......................................................4.1%
iShares Gold Trust..........................................................2.5%
SPDR Gold Shares............................................................2.5%
iShares U.S. Preferred Stock ETF*...........................................2.4%
iShares Global Consumer Staples ETF*........................................2.2%
WisdomTree Emerging Markets SmallCap Dividend Fund*.........................2.1%

                        o ASSET ALLOCATION** - 6/30/14 o

                         [PIE CHART OF ASSET ALLOCATION]

COMMON STOCKS                                                              46.3%
EXCHANGE-TRADED FUNDS*                                                     46.1%
CORPORATE OBLIGATIONS                                                       0.7%
MONEY MARKET INSTRUMENTS                                                    5.6%

                                   [END CHART]

 * The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

** Excludes options.

Percentages are of net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 11-23.

================================================================================

10  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY SECURITIES (92.4%)

             COMMON STOCKS (46.3%)

             CONSUMER DISCRETIONARY (6.3%)
             -----------------------------
             APPAREL RETAIL (0.0%)
       800   Foot Locker, Inc.                                       $        41
                                                                     -----------
             APPAREL, ACCESSORIES & LUXURY GOODS (1.8%)
    20,000   Burberry Group plc ADR                                        1,015
    80,000   Cie Financiere Richemont S.A. ADR                               838
       400   Hanesbrands, Inc.                                                39
    24,000   LVMH Moet Hennessy Louis Vuitton S.A. ADR                       926
    27,000   Swatch Group AG ADR                                             817
                                                                     -----------
                                                                           3,635
                                                                     -----------
             AUTOMOBILE MANUFACTURERS (1.1%)
    29,000   BMW AG ADR                                                    1,226
    11,000   Daimler AG ADR                                                1,030
                                                                     -----------
                                                                           2,256
                                                                     -----------
             AUTOMOTIVE RETAIL (0.0%)
       400   Advance Auto Parts, Inc.                                         54
                                                                     -----------
             CASINOS & GAMING (0.5%)
    42,000   MGM Resorts International*                                    1,109
                                                                     -----------
             DEPARTMENT STORES (0.4%)
    35,000   Kering ADR                                                      763
                                                                     -----------
             DISTRIBUTORS (0.0%)
     1,400   LKQ Corp.*                                                       37
                                                                     -----------
             HOMEBUILDING (0.0%)
     1,800   Toll Brothers, Inc.*                                             66
                                                                     -----------
             HOMEFURNISHING RETAIL (0.0%)
       500   Williams-Sonoma, Inc.                                            36
                                                                     -----------
             HOTELS, RESORTS & CRUISE LINES (1.0%)
    53,700   Carnival Corp.                                                2,022
                                                                     -----------
             HOUSEHOLD APPLIANCES (0.3%)
    14,000   iRobot Corp.*                                                   573
                                                                     -----------

================================================================================

                                                  Portfolio of Investments |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HOUSEWARES & SPECIALTIES (0.0%)
     1,000   Jarden Corp.*                                           $        59
                                                                     -----------
             LEISURE PRODUCTS (0.1%)
     1,000   Brunswick Corp.                                                  42
       500   Polaris Industries, Inc.                                         65
                                                                     -----------
                                                                             107
                                                                     -----------
             RESTAURANTS (0.8%)
    19,000   Yum! Brands, Inc.                                             1,543
                                                                     -----------
             SPECIALIZED CONSUMER SERVICES (0.3%)
    10,000   Outerwall, Inc.*                                                594
                                                                     -----------
             SPECIALTY STORES (0.0%)
       900   Dick's Sporting Goods, Inc.                                      42
       300   Signet Jewelers Ltd.                                             33
                                                                     -----------
                                                                              75
                                                                     -----------
             Total Consumer Discretionary                                 12,970
                                                                     -----------
             CONSUMER STAPLES (3.0%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
     7,000   Archer-Daniels-Midland Co.                                      309
                                                                     -----------
             BREWERS (0.1%)
     3,600   Molson Coors Brewing Co. "B"                                    267
                                                                     -----------
             DISTILLERS & VINTNERS (0.1%)
     1,500   Constellation Brands, Inc. "A"*                                 132
                                                                     -----------
             DRUG RETAIL (0.7%)
    16,500   CVS Caremark Corp.                                            1,244
     2,500   Walgreen Co.                                                    185
                                                                     -----------
                                                                           1,429
                                                                     -----------
             FOOD RETAIL (0.1%)
     4,500   Kroger Co.                                                      223
                                                                     -----------
             HOUSEHOLD PRODUCTS (0.4%)
     1,100   Church & Dwight Co., Inc.                                        77
       300   Energizer Holdings, Inc.                                         37
     2,300   Kimberly-Clark Corp.                                            256
     7,000   Procter & Gamble Co.                                            550
                                                                     -----------
                                                                             920
                                                                     -----------
             HYPERMARKETS & SUPER CENTERS (0.2%)
     5,000   Wal-Mart Stores, Inc.                                           375
                                                                     -----------

================================================================================

12  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PACKAGED FOODS & MEAT (0.3%)
     4,000   ConAgra Foods, Inc.                                     $       119
     3,000   Hormel Foods Corp.                                              148
       900   Kellogg Co.                                                      59
     5,800   Mondelez International, Inc. "A"                                218
                                                                     -----------
                                                                             544
                                                                     -----------
             SOFT DRINKS (0.5%)
     8,300   Coca-Cola Co.                                                   351
     5,000   Coca-Cola Enterprises, Inc.                                     239
     3,500   Dr. Pepper Snapple Group, Inc.                                  205
     3,500   PepsiCo, Inc.                                                   313
                                                                     -----------
                                                                           1,108
                                                                     -----------
             TOBACCO (0.4%)
    12,400   Altria Group, Inc.                                              520
     1,000   Lorillard, Inc.                                                  61
     2,400   Philip Morris International, Inc.                               202
                                                                     -----------
                                                                             783
                                                                     -----------
             Total Consumer Staples                                        6,090
                                                                     -----------
             ENERGY (5.2%)
             -------------
             INTEGRATED OIL & GAS (1.2%)
    12,500   Chevron Corp.                                                 1,632
     7,500   Occidental Petroleum Corp.                                      770
                                                                     -----------
                                                                           2,402
                                                                     -----------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
     1,000   Oceaneering International, Inc.                                  78
     1,800   Superior Energy Services, Inc.                                   65
                                                                     -----------
                                                                             143
                                                                     -----------
             OIL & GAS EXPLORATION & PRODUCTION (2.9%)
    50,000   Approach Resources, Inc.*                                     1,137
       400   Cimarex Energy Co.                                               57
    16,700   ConocoPhillips                                                1,432
       700   Energen Corp.                                                    62
     6,000   EOG Resources, Inc.                                             701
     5,000   EQT Corp.                                                       535
    20,800   Marathon Oil Corp.                                              830
    12,000   Southwestern Energy Co.*                                        546
    25,000   Ultra Petroleum Corp.*                                          742
                                                                     -----------
                                                                           6,042
                                                                     -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             OIL & GAS REFINING & MARKETING (0.0%)
     1,100   HollyFrontier Corp.                                     $        48
                                                                     -----------
             OIL & GAS STORAGE & TRANSPORTATION (1.0%)
    30,000   Cheniere Energy, Inc.*                                        2,151
                                                                     -----------
             Total Energy                                                 10,786
                                                                     -----------
             FINANCIALS (3.8%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
       200   Affiliated Managers Group, Inc.*                                 41
     4,600   BlackRock, Inc.                                               1,470
     1,000   Waddell & Reed Financial, Inc. "A"                               63
                                                                     -----------
                                                                           1,574
                                                                     -----------
             CONSUMER FINANCE (0.4%)
    10,100   Capital One Financial Corp.                                     835
     4,000   SLM Corp.                                                        33
                                                                     -----------
                                                                             868
                                                                     -----------
             DIVERSIFIED BANKS (0.6%)
    22,300   Wells Fargo & Co.(b)                                          1,172
                                                                     -----------
             INSURANCE BROKERS (0.0%)
       800   Arthur J. Gallagher & Co.                                        37
                                                                     -----------
             INVESTMENT BANKING & BROKERAGE (0.0%)
     1,100   Raymond James Financial, Inc.                                    56
                                                                     -----------
             LIFE & HEALTH INSURANCE (0.0%)
       600   Protective Life Corp.                                            42
                                                                     -----------
             MULTI-LINE INSURANCE (0.6%)
       400   American Financial Group, Inc.                                   24
    20,700   American International Group, Inc.                            1,130
       500   HCC Insurance Holdings, Inc.                                     24
                                                                     -----------
                                                                           1,178
                                                                     -----------
             PROPERTY & CASUALTY INSURANCE (0.0%)
     1,000   Fidelity National Financial, Inc. "A"                            33
     1,900   Old Republic International Corp.                                 31
                                                                     -----------
                                                                              64
                                                                     -----------
             REAL ESTATE SERVICES (0.0%)
       300   Jones Lang LaSalle, Inc.                                         38
                                                                     -----------
             REGIONAL BANKS (0.2%)
     3,000   Associated Banc Corp.                                            54
       600   City National Corp.                                              45
     1,400   East West Bancorp, Inc.                                          49

================================================================================

14  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     1,400   Hancock Holding Co.                                     $        49
       700   Prosperity Bancshares, Inc.                                      44
       300   Signature Bank*                                                  38
       400   SVB Financial Group*                                             47
                                                                     -----------
                                                                             326
                                                                     -----------
             REINSURANCE (0.1%)
       100   Alleghany Corp.*                                                 44
       200   Everest Re Group Ltd.                                            32
       500   Reinsurance Group of America, Inc.                               39
       300   RenaissanceRe Holdings Ltd.                                      32
                                                                     -----------
                                                                             147
                                                                     -----------
             REITs - DIVERSIFIED (0.0%)
     1,300   Liberty Property Trust, Inc.                                     49
                                                                     -----------
             REITs - OFFICE (0.1%)
       700   Alexandria Real Estate Equities, Inc.                            54
       600   SL Green Realty Corp.                                            66
                                                                     -----------
                                                                             120
                                                                     -----------
             REITs - RESIDENTIAL (0.0%)
       600   Camden Property Trust                                            43
     1,400   UDR, Inc.                                                        40
                                                                     -----------
                                                                              83
                                                                     -----------
             REITs - RETAIL (0.1%)
       400   Federal Realty Investment Trust                                  49
     1,200   Realty Income Corp.                                              53
                                                                     -----------
                                                                             102
                                                                     -----------
             REITs - SPECIALIZED (0.0%)
       800   Rayonier, Inc.                                                   28
                                                                     -----------
             SPECIALIZED FINANCE (0.9%)
     9,500   IntercontinentalExchange Group, Inc.                          1,795
                                                                     -----------
             THRIFTS & MORTGAGE FINANCE (0.0%)
     4,000   New York Community Bancorp, Inc.                                 64
                                                                     -----------
             Total Financials                                              7,743
                                                                     -----------
             HEALTH CARE (2.9%)
             -------------------
             BIOTECHNOLOGY (1.3%)
    32,100   Gilead Sciences, Inc.*                                        2,662
                                                                     -----------
             HEALTH CARE DISTRIBUTORS (0.0%)
       600   Henry Schein, Inc.*                                              71
                                                                     -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT (0.1%)
     1,800   Hologic, Inc.*                                          $        46
       900   ResMed, Inc.                                                     45
                                                                     -----------
                                                                              91
                                                                     -----------
             HEALTH CARE FACILITIES (0.5%)
    16,400   HCA Holdings, Inc.*                                             925
       500   Universal Health Services, Inc. "B"                              48
                                                                     -----------
                                                                             973
                                                                     -----------
             HEALTH CARE SERVICES (0.0%)
     1,000   MEDNAX, Inc.*                                                    58
                                                                     -----------
             HEALTH CARE SUPPLIES (0.0%)
       400   Cooper Companies, Inc.                                           54
                                                                     -----------
             LIFE SCIENCES TOOLS & SERVICES (0.1%)
       700   Covance, Inc.*                                                   60
       200   Mettler-Toledo International, Inc.*                              51
                                                                     -----------
                                                                             111
                                                                     -----------
             PHARMACEUTICALS (0.9%)
       700   Endo International plc*                                          49
    10,500   Johnson & Johnson                                             1,099
    12,800   Merck & Co., Inc.                                               740
       400   Salix Pharmaceuticals Ltd.*                                      49
                                                                     -----------
                                                                           1,937
                                                                     -----------
             Total Health Care                                             5,957
                                                                     -----------
             INDUSTRIALS (5.6%)
             ------------------
             AEROSPACE & DEFENSE (1.1%)
       500   B/E Aerospace, Inc.*                                             46
     7,000   Raytheon Co.                                                    646
    14,100   United Technologies Corp.                                     1,628
                                                                     -----------
                                                                           2,320
                                                                     -----------
             AGRICULTURAL & FARM MACHINERY (0.0%)
     1,100   AGCO Corp.                                                       62
                                                                     -----------
             AIRLINES (1.0%)
       500   Alaska Air Group, Inc.                                           48
    50,000   United Continental Holdings, Inc.*                            2,053
                                                                     -----------
                                                                           2,101
                                                                     -----------
             BUILDING PRODUCTS (0.0%)
     1,600   Fortune Brands Home & Security, Inc.                             64
                                                                     -----------

================================================================================

16  | USAA Total Return Strategy Fund

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
     6,200   Caterpillar, Inc.                                       $       673
       800   Trinity Industries, Inc.                                         35
       700   Wabtec Corp.                                                     58
                                                                     -----------
                                                                             766
                                                                     -----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
       400   Hubbell, Inc. "B"                                                49
                                                                     -----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
    24,500   Republic Services, Inc.                                         930
                                                                     -----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
       600   Manpowergroup, Inc.                                              51
       300   Towers Watson & Co. "A"                                          31
                                                                     -----------
                                                                              82
                                                                     -----------
             INDUSTRIAL CONGLOMERATES (0.5%)
    40,200   General Electric Co.                                          1,056
                                                                     -----------
             INDUSTRIAL MACHINERY (0.6%)
     1,000   IDEX Corp.                                                       81
     1,300   ITT Corp.                                                        62
       900   Lincoln Electric Holdings, Inc.                                  63
       600   SPX Corp.                                                        65
    10,600   Stanley Black & Decker, Inc.                                    931
                                                                     -----------
                                                                           1,202
                                                                     -----------
             MARINE (0.1%)
       700   Kirby Corp.*                                                     82
                                                                     -----------
             RAILROADS (1.3%)
    14,700   Canadian Pacific Railway Ltd.                                 2,663
       600   Genesee & Wyoming, Inc. "A"*                                     63
                                                                     -----------
                                                                           2,726
                                                                     -----------
             TRADING COMPANIES & DISTRIBUTORS (0.0%)
       600   United Rentals, Inc.*                                            63
                                                                     -----------
             TRUCKING (0.0%)
       700   JB Hunt Transport Services, Inc.                                 52
                                                                     -----------
             Total Industrials                                            11,555
                                                                     -----------
             INFORMATION TECHNOLOGY (10.8%)
             ------------------------------
             APPLICATION SOFTWARE (0.8%)
       700   ANSYS, Inc.*                                                     53
    21,000   Citrix Systems, Inc.*                                         1,314
     1,600   Informatica Corp.*                                               57

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     1,600   PTC, Inc.*                                              $        62
       900   Solera Holdings, Inc.                                            60
     2,100   Synopsys, Inc.*                                                  82
                                                                     -----------
                                                                           1,628
                                                                     -----------
             COMMUNICATIONS EQUIPMENT (0.8%)
    17,900   Cisco Systems, Inc.                                             445
     6,400   Harris Corp.                                                    485
     3,500   Juniper Networks, Inc.*                                          86
     1,300   Motorola Solutions, Inc.                                         86
     6,500   QUALCOMM, Inc.                                                  515
                                                                     -----------
                                                                           1,617
                                                                     -----------
             ELECTRONIC COMPONENTS (0.2%)
    13,600   Corning, Inc.                                                   299
                                                                     -----------
             ELECTRONIC MANUFACTURING SERVICES (0.4%)
    13,800   TE Connectivity Ltd.                                            853
     1,300   Trimble Navigation Ltd.*                                         48
                                                                     -----------
                                                                             901
                                                                     -----------
             INTERNET SOFTWARE & SERVICES (1.4%)
       400   Equinix, Inc.*                                                   84
    20,000   Facebook, Inc. "A"*                                           1,346
     1,000   Google, Inc. "A"*                                               584
     1,500   Google, Inc. "C"*                                               863
                                                                     -----------
                                                                           2,877
                                                                     -----------
             IT CONSULTING & OTHER SERVICES (0.0%)
       800   Gartner, Inc.*                                                   56
                                                                     -----------
             SEMICONDUCTOR EQUIPMENT (0.5%)
    48,000   Applied Materials, Inc.                                       1,082
                                                                     -----------
             SEMICONDUCTORS (2.1%)
       700   Broadcom Corp. "A"                                               26
       800   Cree, Inc.*                                                      40
    26,100   Intel Corp.                                                     807
     2,200   International Rectifier Corp.*                                   61
     8,500   Micron Technology, Inc.*                                        280
    44,750   NXP Semiconductors N.V.*                                      2,962
       900   Skyworks Solutions, Inc.                                         42
     1,000   Texas Instruments, Inc.                                          48
                                                                     -----------
                                                                           4,266
                                                                     -----------

================================================================================

18  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             TECHNOLOGY DISTRIBUTORS (0.1%)
     1,000   Arrow Electronics, Inc.*                                $        61
     1,200   Avnet, Inc.                                                      53
                                                                     -----------
                                                                             114
                                                                     -----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (4.5%)
    30,100   Apple, Inc.(b)                                                2,797
     5,000   EMC Corp.                                                       132
    81,200   Hewlett-Packard Co.                                           2,735
    54,100   NCR Corp.*                                                    1,898
    14,700   SanDisk Corp.                                                 1,535
     2,500   Western Digital Corp.                                           231
                                                                     -----------
                                                                           9,328
                                                                     -----------
             Total Information Technology                                 22,168
                                                                     -----------
             MATERIALS (7.3%)
             ----------------
             COMMODITY CHEMICALS (0.4%)
     8,800   LyondellBasell Industries N.V. "A"                              859
                                                                     -----------
             CONSTRUCTION MATERIALS (0.0%)
       400   Martin Marietta Materials, Inc.                                  53
                                                                     -----------
             DIVERSIFIED METALS & MINING (0.7%)
    10,700   Antofagasta plc ADR                                             280
   119,000   Capstone Mining Corp.*                                          287
    15,000   First Quantum Minerals Ltd.                                     321
     4,600   Jiangxi Copper Co. ADR                                          293
    11,000   Southern Copper Corp.                                           334
                                                                     -----------
                                                                           1,515
                                                                     -----------
             PAPER PACKAGING (0.6%)
    28,300   Bemis Co., Inc.                                               1,151
       700   Packaging Corp. of America                                       50
       500   Rock-Tenn Co. "A"                                                53
                                                                     -----------
                                                                           1,254
                                                                     -----------
             PAPER PRODUCTS (0.4%)
    15,900   International Paper Co.                                         802
                                                                     -----------
             PRECIOUS METALS & MINERALS (5.0%)
    17,500   Agnico-Eagle Mines Ltd.                                         670
    20,000   AngloGold Ashanti Ltd. ADR*                                     344
   100,000   B2Gold Corp.*                                                   291
    20,000   Barrick Gold Corp.                                              366
   100,000   Centerra Gold, Inc.                                             631

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    56,000   Compania de Minas Buenaventura S.A. ADR                 $       661
   100,000   Dundee Precious Metals, Inc.*                                   479
    85,000   Eldorado Gold Corp.                                             649
    25,000   Goldcorp, Inc.                                                  698
    80,000   Harmony Gold Mining Co. Ltd. ADR*                               238
    45,000   IAMGOLD Corp.                                                   185
   105,000   Kinross Gold Corp.*                                             435
    75,000   New Gold, Inc.*                                                 478
    20,000   Newmont Mining Corp.                                            509
    26,000   Pan American Silver Corp.                                       399
    10,000   Randgold Resources Ltd. ADR                                     846
     8,500   Royal Gold, Inc.                                                647
    24,000   Silver Wheaton Corp.                                            630
    28,000   Tahoe Resources, Inc.*                                          734
    50,000   Yamana Gold, Inc.                                               411
                                                                     -----------
                                                                          10,301
                                                                     -----------
             SPECIALTY CHEMICALS (0.1%)
       800   Albemarle Corp.                                                  57
       800   Ashland, Inc.                                                    87
       267   Rayonier Advanced Materials, Inc.                                11
                                                                     -----------
                                                                             155
                                                                     -----------
             STEEL (0.1%)
     1,100   Reliance Steel & Aluminum Co.                                    81
                                                                     -----------
             Total Materials                                              15,020
                                                                     -----------
             TELECOMMUNICATION SERVICES (1.3%)
             --------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
    28,100   AT&T, Inc.                                                      993
    14,300   Verizon Communications, Inc.                                    700
                                                                     -----------
                                                                           1,693
                                                                     -----------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    27,000   T-Mobile USA, Inc.*                                             908
                                                                     -----------
             Total Telecommunication Services                              2,601
                                                                     -----------
             UTILITIES (0.1%)
             ----------------
             ELECTRIC UTILITIES (0.0%)
     1,600   OGE Energy Corp.                                                 62
                                                                     -----------
             GAS UTILITIES (0.0%)
       500   National Fuel Gas Co.                                            39
                                                                     -----------

================================================================================

20  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MULTI-UTILITIES (0.1%)
     1,200   Alliant Energy Corp.                                    $        73
     1,500   MDU Resources Group, Inc.                                        53
                                                                     -----------
                                                                             126
                                                                     -----------
             Total Utilities                                                 227
                                                                     -----------
             Total Common Stocks (cost: $82,352)                          95,117
                                                                     -----------

             EXCHANGE-TRADED FUNDS (35.2%)
   175,000   EGShares Beyond BRICs ETF                                     3,834
    70,000   EGShares Emerging Markets Consumer ETF                        1,941
    11,420   iShares Core MSCI EAFE ETF                                      710
   183,690   iShares Core MSCI Emerging Markets ETF                        9,497
    50,000   iShares Global Consumer Staples ETF                           4,494
    15,000   iShares Global Industrials ETF                                1,093
   400,000   iShares Gold Trust*                                           5,152
   122,000   iShares MSCI EAFE ETF                                         8,341
   271,539   iShares MSCI Germany ETF                                      8,494
    48,000   iShares MSCI Philippines ETF                                  1,768
    35,000   iShares MSCI Turkey ETF                                       1,945
   125,000   iShares U.S. Preferred Stock ETF(b)                           4,989
    42,000   SPDR Dow Jones International Real Estate ETF                  1,858
    40,000   SPDR Gold Shares*                                             5,122
    50,000   SPDR S&P Emerging Markets SmallCap ETF                        2,515
    48,000   Vanguard FTSE Developed Markets ETF                           2,044
    11,000   Vanguard S&P 500 ETF                                          1,974
    90,000   WisdomTree Emerging Markets SmallCap Dividend Fund            4,322
    93,750   WisdomTree India Earnings Fund                                2,106
                                                                     -----------
             Total Exchange-Traded Funds (cost: $70,524)                  72,199
                                                                     -----------

             FIXED-INCOME EXCHANGE-TRADED FUNDS (10.9%)
    30,000   iShares 20+ Year Treasury Bond ETF                            3,406
    90,000   iShares 7-10 Year Treasury Bond ETF(b)                        9,322
    83,600   iShares TIPS Bond ETF                                         9,644
                                                                     -----------
             Total Fixed-Income Exchange-Traded
               Funds (cost: $22,594)                                      22,372
                                                                     -----------
             Total Equity Securities (cost: $175,470)                    189,688
                                                                     -----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                  MARKET
AMOUNT                                                         COUPON                       VALUE
(000)(d)     SECURITY                                           RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------
             BONDS (0.7%)

             CORPORATE OBLIGATIONS (0.7%)

             MATERIALS (0.7%)
             ---------------
             GOLD (0.7%)
CAD  2,000   Allied Nevada Gold Corp.(a),(e) (cost: $1,254)    8.75%       6/01/2019   $    1,396
                                                                                       ----------

-------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (5.6%)

             MONEY MARKET FUNDS (5.6%)
11,641,741   State Street Institutional Liquid
               Reserve Fund, 0.06%(c),(f) (cost: $11,642)                                  11,642
                                                                                       ----------

             TOTAL INVESTMENTS (COST: $188,366)                                        $  202,726
                                                                                       ==========

-------------------------------------------------------------------------------------------------
NUMBER
OF CONTRACTS
-------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (1.0%)
       700   Call - iShares 20+ Year Treasury Bond Fund expiring
               January 17, 2015 at 115                                                        158
       500   Call - iShares MSCI South Korea ETF expiring January 17, 2015 at 75               20
       100   Call - Market Vectors Gold Miners ETF expiring January 17, 2015 at 30              9
       100   Call - SPDR Gold Shares expiring January 17, 2015 at 140                          16
       400   Call - SPDR Gold Shares expiring January 17, 2015 at 145                          41
       400   Call - SPDR Gold Shares expiring March 20, 2015 at 145                            60
     1,450   Put - iShares MSCI EAFE ETF expiring January 17, 2015 at 64                      215
     2,015   Put - iShares MSCI EAFE ETF expiring September 20, 2014 at 66                    150
     6,400   Put - iShares MSCI Emerging Markets ETF expiring
               September 20, 2014 at 40                                                       224
        40   Put - Russell 2000 Index expiring September 20, 2014 at 1050                      25
       340   Put - S&P 500 Index expiring January 17, 2015 at 1800                          1,156
                                                                                       ----------

             TOTAL PURCHASED OPTIONS (COST: $4,626)                                    $    2,074
                                                                                       ==========

================================================================================

22  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------------------------------
                                                                                                     UNREALIZED
                                                                                   CONTRACT       APPRECIATION/
                                                                EXPIRATION           VALUE       (DEPRECIATION)
LONG/(SHORT)    SECURITY                                           DATE              (000)                (000)
---------------------------------------------------------------------------------------------------------------
                FUTURES (3.7%)
        (30)    CAC 40 Index                                      09/19/2014       $(1,817)                $ 49
        (30)    Euro-OAT (French Government Bond)                 09/08/2014        (5,773)                 (88)
                                                                                   -------                 ----
                TOTAL FUTURES                                                      $(7,590)                $(39)
                                                                                   =======                 ====

---------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                  VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)           (LEVEL 2)           (LEVEL 3)
                                          QUOTED PRICES   OTHER SIGNIFICANT         SIGNIFICANT
                                      IN ACTIVE MARKETS          OBSERVABLE        UNOBSERVABLE
ASSETS                             FOR IDENTICAL ASSETS              INPUTS              INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                $ 95,117              $    -                  $-        $ 95,117
  Exchange-Traded Funds                          72,199                   -                   -          72,199
  Fixed-Income Exchange-Traded Funds             22,372                   -                   -          22,372
Bonds:
  Corporate Obligations                               -               1,396                   -           1,396
Money Market Instruments:
  Money Market Funds                             11,642                   -                   -          11,642
Purchased Options                                 2,074                   -                   -           2,074
Futures(1)                                           49                   -                   -              49
---------------------------------------------------------------------------------------------------------------
Total                                          $203,453              $1,396                  $-        $204,849
---------------------------------------------------------------------------------------------------------------

                                              (LEVEL 1)           (LEVEL 2)           (LEVEL 3)
                                          QUOTED PRICES   OTHER SIGNIFICANT         SIGNIFICANT
                                      IN ACTIVE MARKETS          OBSERVABLE        UNOBSERVABLE
LIABILITIES                        FOR IDENTICAL ASSETS              INPUTS              INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Futures(1)                                         $(88)                 $-                  $-            $(88)
---------------------------------------------------------------------------------------------------------------
Total                                              $(88)                 $-                  $-            $(88)
---------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2014, through June 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 37.8% of net assets at June 30, 2014.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   CAC 40 Cotation Assistee en Continu 40 is a French stock market index benchmark.

   CAD       Canadian dollars

   OAT       Obligations Assimilables du Tresor

   REIT      Real estate investment trust

   TIPS      Treasury Inflation Protected Securities

================================================================================

24  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (b) The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2014.

   (c) Rate represents the money market fund annualized seven-day yield at June 30, 2014.

   (d) In U.S. dollars, unless otherwise noted.

   (e) Security was fair valued at June 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,396,000, which represented 0.7% of net assets of the Fund.

   (f) Securities with a value of $11,642,000 are segregated as collateral for initial margin requirements on open futures contracts.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $188,366)         $202,726
  Purchased options, at market value (cost of $4,626)                      2,074
  Cash                                                                       543
  Receivables:
      Capital shares sold                                                     39
      Dividends and interest                                                 752
                                                                        --------
         Total assets                                                    206,134
                                                                        --------
LIABILITIES
  Payables:
      Capital shares redeemed                                                 68
      Bank overdraft                                                         583
  Variation margin on futures contracts                                        4
  Accrued management fees                                                    103
  Accrued transfer agent's fees                                                3
  Other accrued expenses and payables                                         42
                                                                        --------
         Total liabilities                                                   803
                                                                        --------
             Net assets applicable to capital shares outstanding        $205,331
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $223,525
  Overdistribution of net investment income                                  (11)
  Accumulated net realized loss on investments, options, and
      futures transactions                                               (29,937)
  Net unrealized appreciation of investments, options, and
      futures contracts                                                   11,769
  Net unrealized depreciation of foreign currency translations               (15)
                                                                        --------
             Net assets applicable to capital shares outstanding        $205,331
                                                                        ========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $106,770/11,203 shares outstanding)    $   9.53
                                                                        ========
      Institutional Shares (net assets of $98,561/10,342
         shares outstanding)                                            $   9.53
                                                                        ========

See accompanying notes to financial statements.

================================================================================

26  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $37)                      $ 1,986
   Interest                                                                    7
                                                                         -------
            Total income                                                   1,993
                                                                         -------
EXPENSES
   Management fees                                                           604
   Administration and servicing fees:
       Fund Shares                                                            78
       Institutional Shares                                                   46
   Transfer agent's fees:
       Fund Shares                                                           160
       Institutional Shares                                                   46
   Custody and accounting fees:
       Fund Shares                                                            26
       Institutional Shares                                                   22
   Postage:
       Fund Shares                                                             8
   Shareholder reporting fees:
       Fund Shares                                                            12
   Trustees' fees                                                             11
   Registration fees:
       Fund Shares                                                            14
       Institutional Shares                                                   18
   Professional fees                                                          41
   Other                                                                       5
                                                                         -------
            Total expenses                                                 1,091
                                                                         -------
NET INVESTMENT INCOME                                                        902
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, OPTIONS, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
       Investments                                                         4,930
       Foreign currency transactions                                          (7)
       Options                                                            (3,479)
       Futures transactions                                                 (236)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                        13,677
       Foreign currency translations                                         (15)
       Options                                                            (1,675)
       Futures contracts                                                     (39)
                                                                         -------
            Net realized and unrealized gain                              13,156
                                                                         -------
   Increase in net assets resulting from operations                      $14,058
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2014 (unaudited), and year ended
December 31, 2013

-----------------------------------------------------------------------------------------------
                                                                   6/30/2014         12/31/2013
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                            $    902           $  1,519
   Net realized gain on investments                                    4,930             10,233
   Net realized loss on foreign currency transactions                     (7)                 -
   Net realized loss on options                                       (3,479)            (4,562)
   Net realized loss on futures transactions                            (236)                 -
   Change in net unrealized appreciation/depreciation of:
      Investments                                                     13,677             (5,653)
      Foreign currency translations                                      (15)                 -
      Options                                                         (1,675)              (457)
      Futures contracts                                                  (39)                 -
                                                                    ---------------------------
           Increase in net assets resulting from operations           14,058              1,080
                                                                    ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                       (813)              (530)
      Institutional Shares*                                             (856)              (328)
                                                                    ---------------------------
           Total distributions of net investment income               (1,669)              (858)
                                                                    ---------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                        (5,098)           (15,466)
   Institutional Shares*                                               7,426             83,837
                                                                    ---------------------------
           Total net increase in net assets from capital
                share transactions                                     2,328             68,371
                                                                    ---------------------------
   Net increase in net assets                                         14,717             68,593
NET ASSETS
   Beginning of period                                               190,614            122,021
                                                                    ---------------------------
   End of period                                                    $205,331           $190,614
                                                                    ===========================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of period                                                    $    (11)          $    756
                                                                    ===========================

* Institutional shares were initiated on July 12, 2013.

See accompanying notes to financial statements.

================================================================================

28  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation through the use of a dynamic allocation strategy, across stocks, bonds, and cash instruments.

The Fund's assets are invested pursuant to a dynamic allocation strategy, which allows the Fund's investment adviser to invest at any given time a portion or substantially all of the Fund's assets allocated to it in stocks or bonds, either directly or through the use of exchange-traded funds (ETFs), and/or cash equivalents, through direct investment in short-term, high-quality money market instruments or money market funds.

The Fund consists of two classes of shares: Total Return Strategy Fund Shares (Fund Shares) and, effective July 12, 2013, Total Return Strategy Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including ETFs and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities

================================================================================

30  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

        exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these

================================================================================

32  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

        securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include bonds, valued based on methods discussed in Note 1A5.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at June 30, 2014, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the

================================================================================

34  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2014*
    (IN THOUSANDS)

                                         ASSET DERIVATIVES               LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------------
                          STATEMENT OF                       STATEMENT OF
DERIVATIVES NOT           ASSETS AND                         ASSETS AND
ACCOUNTED FOR AS          LIABILITIES                        LIABILITIES
HEDGING INSTRUMENTS       LOCATION            FAIR VALUE     LOCATION                FAIR VALUE
---------------------------------------------------------------------------------------------------
Interest rate contracts      -                 $    -        Net unrealized            $(88)**
                                                             appreciation of
                                                             investments, options,
                                                             and futures contracts
---------------------------------------------------------------------------------------------------
Equity contracts         Purchased options;     2,123**      -                            -
                         Net unrealized
                         appreciation of
                         investments,
                         options, and
                         futures contracts
---------------------------------------------------------------------------------------------------
Total                                          $2,123                                  $(88)
---------------------------------------------------------------------------------------------------

 * For open derivative instruments as of June 30, 2014, see the portfolio of investments, which also is indicative of activity for the period ended June 30, 2014.

** Includes cumulative appreciation (depreciation) of futures contracts as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

================================================================================

36  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2014
    (IN THOUSANDS)

                                                                        CHANGE IN
                                                                        UNREALIZED
DERIVATIVES NOT                                        REALIZED         APPRECIATION
ACCOUNTED FOR AS          STATEMENT OF                 GAIN (LOSS)      (DEPRECIATION)
HEDGING INSTRUMENTS       OPERATIONS LOCATION          ON DERIVATIVES   ON DERIVATIVES
---------------------------------------------------------------------------------------
Interest rate contracts   Net realized gain (loss)      $  (249)         $   (88)
                          on futures transactions/
                          Change in net unrealized
                          appreciation (depreciation)
                          of futures contracts
---------------------------------------------------------------------------------------
Equity contracts          Net realized gain (loss)       (3,466)          (1,626)
                          on options and futures
                          transactions/ Change in
                          net unrealized appreciation/
                          depreciation of options
                          and futures contracts
---------------------------------------------------------------------------------------
Total                                                   $(3,715)         $(1,714)
---------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and expense on securities sold short, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2014, there were no custodian and other bank credits.

================================================================================

38  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2014, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2014.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2014, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2013, the Fund had both pre-enactment capital loss carryforwards and post-enactment long-term capital loss carryforwards for federal income tax purposes, as shown in the table below. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2018. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

             CAPITAL LOSS CARRYFORWARDS
-----------------------------------------------------------
   EXPIRES              SHORT-TERM             LONG-TERM
-------------           -----------            ----------
   2017                 $17,718,000            $        -
   2018                   7,811,000                     -
No Expiration                     -             5,788,000
                        -----------            ----------
   Total                $25,529,000            $5,788,000
                        ===========            ==========

For the six-month period ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if

================================================================================

40  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remains open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2014, were $86,754,000 and $101,713,000, respectively.

As of June 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2014, were $17,948,000 and $6,140,000, respectively, resulting in net unrealized appreciation of $11,808,000.

For the six-month period ended June 30, 2014, transactions in written call and put options* were as follows:

                                                                          PREMIUMS
                                        NUMBER OF                         RECEIVED
                                        CONTRACTS                          (000's)
                                        ------------------------------------------
Outstanding at December 31, 2013                -                         $      -
Options written                             4,200                          687,000
Options terminated in closing
  purchase transactions                    (4,200)                        (687,000)
Options expired                                 -                                -
                                        ------------------------------------------
Outstanding at June 30, 2014                    -                         $      -
                                        ==========================================

* Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(5) CAPITAL SHARE TRANSACTIONS

At June 30, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                  SIX-MONTH PERIOD ENDED         YEAR ENDED
                                       JUNE 30, 2014         DECEMBER 31, 2013
--------------------------------------------------------------------------------
                                   SHARES       AMOUNT      SHARES       AMOUNT
                                  ----------------------------------------------
FUND SHARES:
Shares sold                           546     $  5,039       1,205      $ 10,848
Shares issued from
  reinvested dividends                 86          799          59           521
Shares redeemed                    (1,189)     (10,936)     (2,992)      (26,835)
                                  ----------------------------------------------
Net decrease from capital
  share transactions                 (557)    $ (5,098)     (1,728)     $(15,466)
                                  ==============================================
INSTITUTIONAL SHARES
  (INITIATED ON JULY 12, 2013):
Shares sold                           786     $  7,142       9,514      $ 83,733
Shares issued from reinvested
  dividends                            87          808          35           307
Shares redeemed                       (57)        (524)        (23)         (203)
                                  ----------------------------------------------
Net increase from capital
  share transactions                  816     $  7,426       9,526      $ 83,837
                                  ==============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. For the six-month period ended June 30, 2014, there were no subadvisers.

================================================================================

42  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment that will add to or subtract from the base investment management fee. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Flexible Portfolio Funds Index over the performance period. The Lipper Flexible Portfolio Funds Index tracks the total return performance of the 30 largest funds in the Lipper Flexible Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to July 12, 2013. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% TO 4.00%                    +/- 0.04%
+/- 4.01% TO 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

 (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    For the six-month period ended June 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $604,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $(30,000) and $(5,000), respectively. For the Fund Shares and Institutional Shares, the performance adjustments were (0.06)% and (0.01)%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended June 30, 2014, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $78,000 and $46,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2014, the Fund reimbursed the Manager $3,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23.00 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2014, the Fund Shares and Institutional Shares incurred

================================================================================

44  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    transfer agent's fees, paid or payable to SAS, of $160,000 and $46,000, respectively.

D. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      3.0
USAA Target Retirement 2020 Fund                                        6.2
USAA Target Retirement 2030 Fund                                       12.4
USAA Target Retirement 2040 Fund                                       15.1
USAA Target Retirement 2050 Fund                                        8.6
USAA Target Retirement 2060 Fund                                        0.2

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At June 30, 2014, USAA and its affiliates owned 569,000 Institutional Shares, which represents 5.5% of the Institutional Shares and 2.6% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                                JUNE 30,                        YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------
                                  2014          2013          2012           2011           2010          2009
                              --------------------------------------------------------------------------------
Net asset value at
 beginning of period          $   8.95      $   9.05      $   8.24       $   8.34       $   7.97      $   7.21
                              --------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income             .04           .08           .06            .02            .03           .03
 Net realized and
  unrealized gain (loss)           .61          (.14)          .81           (.11)           .37           .85(a)
                              --------------------------------------------------------------------------------
Total from investment
 operations                        .65          (.06)          .87           (.09)           .40           .88
                              --------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (.07)         (.04)         (.06)          (.01)          (.03)         (.03)
 Realized capital gains              -             -             -              -              -          (.09)
                              --------------------------------------------------------------------------------
Total distributions               (.07)         (.04)         (.06)          (.01)          (.03)         (.12)
                              --------------------------------------------------------------------------------
Net asset value at
 end of period                $   9.53      $   8.95      $   9.05       $   8.24       $   8.34      $   7.97
                              ================================================================================
Total return (%)*                 7.31          (.62)        10.62          (1.04)          5.01         12.25(a),(b)
Net assets at end of
 period (000)                 $106,770      $105,313      $122,021       $125,895       $141,291      $149,206
Ratios to average
 net assets:**
 Expenses including
  dividend expense on
  securities sold short (%)
  Including reimbursements           -             -             -           1.72(c)        1.79(c)       1.56(b),(c),(d)
  Excluding reimbursements        1.22(j)       1.24(c)       1.32(c)        1.72(c)        1.79(c)       1.70(b),(c)
 Expenses excluding
  dividend expense on
  securities sold short (%)
  Including reimbursements           -             -             -           1.35(c)        1.35(c)       1.29(b),(c),(d)
  Excluding reimbursements        1.22(j)       1.24(c)       1.31(c)        1.35(c)        1.35(c)       1.43(b),(c)
Net investment income (%)          .78(j)        .87           .73            .23            .00(e)        .41
Portfolio turnover (%)              46           105           171(f),(g),(i)  92(f),(g)      56(f),(g),(h) 68(f),(g)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the six-month period ended June 30, 2014, average net assets were $105,101,000.

================================================================================

46  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(a) During the year ended December 31, 2009, the Manager reimbursed the Fund Shares $8,000 for a loss incurred from the sale of option contracts that were purchased in excess of what was required to hedge the equity portion of the Fund Shares' portfolio. The effect of this reimbursement on the Fund Shares' net realized loss per share and total return was less than $0.01/0.01%.
(b) During the year ended December 31, 2009, SAS voluntarily reimbursed the Fund Shares $56,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.04%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Prior to May 1, 2009, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 1.00% of the Fund Shares' average net assets, excluding the effect of any dividend expense for securities sold short.
(e) Represents less than 0.01%.
(f) The Fund's various investment strategies will create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which results in portfolio turnover rates exceeding 100%.
(g) Prior to January 27, 2012, calculated excluding securities sold short, covers on securities sold short, and options transactions.
(h) Revised turnover rate for the year ended December 31, 2010, to reflect removal of short sales based on management's intent to hold the securities less than one year.
(i) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.
(j) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:


                                             SIX-MONTH
                                            PERIOD ENDED                 PERIOD ENDED
                                              JUNE 30,                   DECEMBER 31,
                                            ------------------------------------------
                                                  2014                         2013***
                                            ------------------------------------------
Net asset value at beginning of period         $  8.95                      $  8.78
Income from investment operations:
 Net investment income                             .05                          .06
 Net realized and unrealized gain                  .61                          .15
                                               ------------------------------------
Total from investment operations                   .66                          .21
                                               ------------------------------------
Less distributions from:
 Net investment income                            (.08)                        (.04)
                                               ------------------------------------
Net asset value at end of period               $  9.53                      $  8.95
                                               ====================================
Total return (%)*                                 7.44                         2.37
Net assets at end of period (000)              $98,561                      $85,301
Ratios to average net assets:**
 Expenses (%)(b)                                   .98                         1.02(a)
 Expenses, excluding reimbursements (%)(b)         .98                         1.02(a)
 Net investment income (%)(b)                     1.07                         1.69
Portfolio turnover (%)                              46                          105

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2014, average net assets were
    $93,123,000.
*** Institutional Shares commenced operations on July 12, 2013.
(a) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional
    Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

48  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2014, through June 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                           BEGINNING             ENDING               DURING PERIOD*
                                         ACCOUNT VALUE        ACCOUNT VALUE          JANUARY 1, 2014 -
                                        JANUARY 1, 2014       JUNE 30, 2014            JUNE 30, 2014
                                         -------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $1,073.10                 $6.27

Hypothetical
 (5% return before expenses)                1,000.00              1,018.74                  6.11

INSTITUTIONAL SHARES
Actual                                      1,000.00              1,074.40                  5.04

Hypothetical
 (5% return before expenses)                1,000.00              1,019.93                  4.91

* Expenses are equal to the annualized expense ratio of 1.22% for Fund Shares and 0.98% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 7.31% for Fund Shares and 7.44% for Institutional Shares for the six-month period of January 1, 2014, through June 30, 2014.

================================================================================

50  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2014 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  51

================================================================================

Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the

================================================================================

52  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end sales loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund

================================================================================

                                                     ADVISORY AGREEMENT(S) |  53

================================================================================

from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2013. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-, three-, and five-year periods ended December 31, 2013. The Board took into account management's discussion of the Fund's performance, as well as the various steps management has taken to address the Fund's performance. The Board also took into account management's discussion of the Fund's performance group/universe.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the

================================================================================

54  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  55

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9453
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9453
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Ref erence Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on usaa.com select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    48704-0814                               (C)2014, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     08/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.